SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 21, 2023	Sep. 19, 2023	Jun. 30, 2023 USD ($) item	Dec. 31, 2023 USD ($) segment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 14, 2023 $ / shares
Class of Warrant or Right
Stock split ratio	0.0286	0.0286
Net loss				$ (8,499)	$ (11,495)
Gross proceeds from private placement preferred stock and warrants			$ 14,200
Number of closings of private placement of preferred stock and warrants | item			2
Net proceeds from issuance of private placement of preferred stock and warrants			$ 12,700
Cash and cash equivalents				8,836	4,235
Cash equivalents				0	0
Allowance for doubtful accounts				$ 0	0
Estimated useful life				4 years
Issuance costs				$ 1,500
Offering costs recorded in additional paid-in capital				1,300	170
Non-Operating expenses					200
Other operating income				836	1,172
Research & development tax credits				$ 610	1,121
Expiration term				10 years
Share based compensation				$ 717	$ 488
Number of operating segments | segment				1
Number of reportable segments | segment				1
Exercise Price per Share | $ / shares					$ 70.00
Grants receivable				$ 160	$ 0
Pre Funded Warrants
Class of Warrant or Right
Common stock warrants outstanding | shares				61,587	61,945
Exercise Price per Share | $ / shares				$ 0.35
Class B Warrant
Class of Warrant or Right
Common stock warrants outstanding | shares				769,826
Exercise Price per Share | $ / shares						$ 0.35